Amplify Online Retail ETF
Schedule of Investments
July 31, 2020 (Unaudited)

Description	Shares	Value

COMMON STOCKS - 99.8%
Marketplace - 25.0%
Alibaba Group Holding Ltd. - ADR (a)	33,392	$8,382,060
Copart, Inc. (a)	181,073	16,885,057
Delivery Hero SE (a) (b)	74,187	8,543,132
Etsy, Inc. (a)	185,386	21,945,995
Fiverr International Ltd. (a) (c)	145,038	13,550,900
Grubhub, Inc. (a)	285,430	20,619,463
Just Eat Takeaway.com NV (a) (b)	64,430	6,964,175
Lyft, Inc. - Class A (a)	555,510	16,237,557
MercadoLibre, Inc. (a)	8,729	9,816,808
PayPal Holdings, Inc. (a)	113,040	22,163,753
Rakuten, Inc.	756,300	6,894,615
Shopify, Inc. - Class A (a)	8,871	9,083,904
The RealReal, Inc. (a)	1,227,538	16,743,618
Uber Technologies, Inc. (a)	521,525	15,781,347
		193,612,384
Traditional Retail - 66.2%
1-800-Flowers.com, Inc. - Class A (a)	706,056	19,946,082
Amazon.com, Inc. (a)	6,129	19,396,324
Carvana Co. (a) (c)	159,177	24,664,476
Chegg, Inc. (a)	240,186	19,447,860
Chewy, Inc. - Class A (a) (c)	359,397	18,864,749
Cimpress PLC (a)	90,720	9,072,000
eBay, Inc.	354,284	19,584,820
Farfetch Ltd. - Class A (a) (c)	459,483	11,776,549
IAC/InterActiveCorp (a)	58,638	7,764,844
iQIYI, Inc. - ADR (a)	384,970	8,122,867
JD.com, Inc. - ADR (a)	150,757	9,616,789
Jumia Technologies AG - ADR (a) (c)	1,416,332	22,038,126
Match Group, Inc. (a)	126,420	12,983,378
Netflix, Inc. (a)	33,367	16,312,459
Ocado Group PLC (a)	298,523	8,022,459
Overstock.com, Inc. (a) (c)	892,862	67,491,439
Peloton Interactive, Inc. - Class A (a)	381,497	26,025,725
PetMed Express, Inc. (c)	383,187	11,955,434
Pinduoduo, Inc. - ADR (a)	132,694	12,181,309
Qurate Retail, Inc. - Class A (a)	1,863,809	20,334,156
Revolve Group, Inc. (a) (c)	1,436,580	23,516,815
Shutterstock, Inc.	389,056	21,141,303
Spotify Technology SA (a)	43,977	11,338,150
Stamps.com, Inc. (a)	78,412	20,409,075
Stitch Fix, Inc. - Class A (a) (c)	897,280	19,874,752
Vipshop Holdings Ltd. - ADR (a)	452,484	10,303,061
Wayfair, Inc. - Class A (a) (c)	80,239	21,350,795
Zalando SE (a) (b)	125,944	9,085,332
ZOZO, Inc.	389,800	10,531,652
		513,152,780
Travel - 8.6%
Booking Holdings, Inc. (a)	10,508	17,465,662
Expedia Group, Inc.	225,313	18,252,606
MakeMyTrip Ltd. (a)	464,068	7,225,539
Trip.com Group Ltd. - ADR (a)	269,090	7,319,248
TripAdvisor, Inc.	802,089	16,226,260
		66,489,315
Total Common Stocks (Cost $552,871,950)		773,254,479

MONEY MARKET FUNDS - 0.2%
STIT-Government & Agency Portfolio - Institutional Class - 0.07% (d)	1,717,783	1,717,783
Total Money Market Funds (Cost $1,717,783)		1,717,783

INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 24.8%
First American Government Obligations Fund - Class X - 0.07% (d)	191,912,791	191,912,791
Total Investments Purchased with Proceeds from Securities Lending (Cost $191,912,791)		191,912,791
Total Investments - 124.8%
(Cost $746,502,524)		$966,885,053

Percentages are based on Net Assets of $774,973,191.
ADR -	American Depositary Receipt
(a)	Non-income producing security.
(b)
Security exempt from registration under Rule 144(a) and Regulation S of the Securities Act of 1933. Such securities are treated as liquid securities, according to the Fund's liquidity guidelines.  At July 31, 2020 the value of these securities amounted to $24,592,639 or 3.2% of net assets.

(c)	All or a portion of this security is out on loan as of July 31, 2020. Total value of securities out on loan is $194,988,558 or 25.2% of net assets.
(d)	Seven-day yield as of July 31, 2020.

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or they may be defined by Fund management. This definition may not apply for purposes of this report, which may combine sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

Security Valuation

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Funds disclose fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The following describes the levels of the fair value hierarchy:

Level 1 – Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;
Level 2 – Quoted prices which are not active, or inputs that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and
Level 3 – Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

The valuation techniques used by the Funds to measure fair value for the year/period ended July 31, 2020 maximized the use of observable inputs and minimized the use of unobservable inputs.

Common stocks, preferred stock, and other equity securities listed on any national or foreign exchange (excluding Nasdaq) and the London Stock Exchange Alternative Investment Market (“AIM”) will be valued at the last price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the exchange representing the principal market for such securities. Foreign securities and other assets denominated in foreign currencies are translated into U.S. dollars at the current exchange rate, which approximates fair value. Redeemable securities issued by open-end investment companies shall be valued at the investment company’s applicable NAV, with the exception of exchange-traded open-end and closed-end investment companies which are priced as equity securities. Exchange-traded options will be valued at the current mean price where such contracts are principally traded. Securities traded in the over-the-counter market are valued at the mean of the bid and the asked price, if available, and otherwise at their closing bid price. Fixed income securities will be valued using the mean price. Fixed income securities having a remaining maturity of 60 days or less when purchased will be valued at the current market price. If there is no current market price available then the securities will be valued at cost and adjusted for amortization of premiums and accretions of discounts.

If no quotation is available from either a pricing service, or one or more brokers or if the pricing committee has reason to question the reliability or accuracy of a quotation supplied, securities are valued at fair value as determined in good faith by the pricing committee, pursuant to procedures established under the general supervision and responsibility of the Fund’s Board of Trustees (the “Board”).

The following is a summary of the fair valuations according to the inputs used to value the Fund's investments as of July 31, 2020:

Category
Investments in Securities
Assets
Level 1
Common Stocks	$773,254,479
Money Market Funds	1,717,783
Investments Purchased with Proceeds from Securities Lending	191,912,791
Total Level 1	966,885,053
Level 2	-
Total Level 2	-
Level 3	-
Total Level 3	-
Total	$966,885,053

See the Schedules of Investments for further disaggregation of investment categories.

For the period ended July 31, 2020, there were no transfers into or out of Level 3 for the Fund.

Secured Borrowings (unaudited)
The Funds adopted guidance requiring entities to present gross obligations for secured borrowings by the type of collateral pledged and remaining time to maturity.
As of July 31, 2020, the Fund had loaned securities and received cash collateral for the loans. The cash collateral is invested by the Securities Lending Agent in accordance with approved investment guidelines. Those guidelines require the cash collateral to be invested in readily marketable, high quality, short-term obligations; however, such investments are subject to risk of payment delays or default on the part of the issuer or counterparty or otherwise may not generate sufficient interest to support the costs associated with securities lending. The Fund could also experience delays in recovering its securities and possible loss of income or value if the borrower fails to return the borrowed securities, although the Fund is indemnified from this risk by contract with the Securities Lending Agent.